PROPERTY, PLANT AND MINE DEVELOPMENT (Tables)	6 Months Ended
Jun. 30, 2013
PROPERTY, PLANT AND MINE DEVELOPMENT
Schedule of property, plant and mine development

	As at June 30, 2013			As at December 31, 2012
	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Mining properties	$1,364,930	$110,372	$1,254,558	$1,356,227	$86,839	$1,269,388
Plant and equipment	2,595,932	719,805	1,876,127	2,538,328	617,826	1,920,502
Mine development costs	1,005,903	241,560	764,343	918,482	237,967	680,515
Construction in Progress:
Meliadine project	163,871	—	163,871	133,840	—	133,840
La India project	116,559	—	116,559	32,553	—	32,553
Goldex mine M and E zones	65,649	—	65,649	30,658	—	30,658

	$5,312,844	$1,071,737	$4,241,107	$5,010,088	$942,632	$4,067,456